OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Schedule of Operating Expenses

	Years ended December 31,	Years ended December 31,
	2013	2012
Advertising	$47,105	$57,218
Professional fees	552,824	263,396
Consulting	100,077	19,148
Salaries, wages and benefits	1,319,712	1,184,367
Rent	60,592	62,362
Depreciation and amortization	193,971	187,104
Stock-based compensation	411,412	285,605
General and administrative	288,297	269,448
Total Operating Expenses	$2,973,990	$2,328,648